REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM

To the Shareholders and Board of
Trustees
of Two Roads Shared Trust

In planning and performing our
audit of the financial statements of
Holbrook Income Fund and
Holbrook Structured Income Fund
(the Funds), each a series of Two
Roads Shared Trust, as of and for
the year ended April 30, 2023 for
the Holbrook Income Fund and as
of and for the period May 2, 2022
(commencement of operations)
through April 30, 2023 for the
Holbrook Structured Income Fund,
in accordance with the standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Funds
internal control over financial
reporting, including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting.  In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls.  A funds
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles (GAAP).  A funds internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with GAAP, and that
receipts and expenditures of the
fund are being made only in
accordance with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
funds assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements.  Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis.  A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the Funds annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB.  However, we noted the
following deficiency in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as of
April 30, 2023.

The Valuation Procedures and Fair
Value Pricing Guidelines,
specifically relating to override of
pricing vendor valuations, were
not properly followed during the
year ended April 30, 2023,
resulting in a material adjustment
to the Funds financial statements.
Management is developing a plan
to remediate
the material weakness. We have
not performed any procedures to
assess the effectiveness of the
control enhancements to be
implemented, including the plans
sufficiency in addressing
the material weakness described
above.


This report is intended solely for
the information and use of
management and the Board of
Trustees of the Funds and the
Securities and Exchange
Commission and is not intended to
be and should not be used by
anyone other than these specified
parties.


/s/ COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2023


Information Pertaining to G.1.a.iii
In order to remediate the material weakness identified above, procedures relating to overrides of pricing vendor valuations are in the process of being enhanced by the Trust and Valuation Designee.